SIGNIFICANT TRANSACTIONS (Details) - USD ($) $ in Millions	May 28, 2024	Mar. 26, 2024
Kyrgyzstan
Investments in subsidiaries
Proportion of ownership interest in subsidiary		50.10%
Consideration received		$ 32
Tns Plus Llp
Investments in subsidiaries
Proportion of ownership interest in subsidiary	49.00%
Consideration received	$ 138